As filed with the Securities and Exchange Commission on October 16, 2014

1933 Act Registration No. 333-162441

1940 Act Registration No. 811-22338

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 82	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 83	☒

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

ROBERT I. FRENKEL	ARTHUR C. DELIBERT, ESQ.
Legg Mason & Co., LLC	K&L Gates LLP
100 International Drive	1601 K Street, N.W.
Baltimore, Maryland 21202	Washington, D.C. 20006-1600
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485(b)
☒	on October 31, 2014, pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485(a)(1)
☐	on , pursuant to Rule 485(a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	on , pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 82 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate October 31, 2014 as the new effective date for Post-Effective Amendment No. 81 filed pursuant to Rule 485(a) under the Securities Act on August 6, 2014. This Amendment relates solely to the Legg Mason BW Dynamic Large Cap Value Fund (the “Fund”), a series of Legg Mason Global Asset Management Trust (the “Registrant”). This Amendment does not supersede or amend any disclosure in the Registrant‘s registration statement relating to any other series of the Registrant.

Legg Mason Global Asset Management Trust

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Contents of Registration Statement

Part A.

The Prospectus of the Fund is incorporated by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on August 6, 2014 (0001193125-14-298534) (“PEA 81”).

Part B.

The Statement of Additional Information of the Fund is incorporated by reference to PEA 81.

Part C. - Other Information

Signature Page

This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

Legg Mason Global Asset Management Trust

Part C.	Other Information

Item 28.	Exhibits

(a)	(i)	Certificate of Trust (10)

	(ii)	Amended and Restated Declaration of Trust (29)

	(iii)	Amended Schedules A and B to the Amended and Restated Declaration of Trust (43)

(b)	Bylaws, as amended and restated (29)

(c)	Instruments defining rights of security holders with respect to Legg Mason Global Asset Management Trust are contained in the Amended and Restated Declaration of Trust and Bylaws, as amended and restated, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herein.

(d)	(i)	Management Agreement – Legg Mason BW International Opportunities Bond Fund (11)

	(ii)	Subadvisory Agreement – Legg Mason BW International Opportunities Bond Fund (11)

	(iii)	Management Agreement – QS Legg Mason Strategic Real Return Fund (12)

	(iv)	Advisory Agreement – QS Legg Mason Strategic Real Return Fund (12)

	(v)	Subadvisory Agreement with Batterymarch Financial Management, Inc. – QS Legg Mason Strategic Real Return Fund (12)

	(vi)	Subadvisory Agreement with ClearBridge Advisors, LLC – QS Legg Mason Strategic Real Return Fund (12)

	(vii)	Subadvisory Agreement with Western Asset Management Company – QS Legg Mason Strategic Real Return Fund (12)

	(viii)	Subadvisory Agreement with Western Asset Management Company Limited in London – QS Legg Mason Strategic Real Return Fund (12)

	(ix)	Subadvisory Agreement with Western Asset Management Company Ltd. in Japan – QS Legg Mason Strategic Real Return Fund (12)

	(x)	Management Agreement – Legg Mason BW Diversified Large Cap Value Fund (13)

	(xi)	Subadvisory Agreement – Legg Mason BW Diversified Large Cap Value Fund (13)

	(xii)	Management Agreement – Legg Mason BW Absolute Return Opportunities Fund (14)

	(xiii)	Subadvisory Agreement – Legg Mason BW Absolute Return Opportunities Fund (14)

	(xiv)	Form of Management Agreement – Legg Mason BW Classic Large Cap Value Fund (15)

	(xv)	Form of Subadvisory Agreement – Legg Mason BW Classic Large Cap Value Fund (15)

	(xvi)	The form of Investment Advisory and Management Agreement for ClearBridge Global Growth Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Capital Management Growth Trust, Inc. (17)

	(xvii)	The form of Sub-Administration Agreement for ClearBridge Global Growth Trust is substantially identical to the Sub-Administration Agreement of Legg Mason Capital Management Growth Trust, Inc. (17)

	(xviii)	The form of Investment Advisory and Management Agreement for ClearBridge Special Investment Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (18)

	(xix)	The form of Sub-Administration Agreement for ClearBridge Special Investment Trust is substantially identical to the Sub-Administration Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (19)

(xx)

The form of Investment Advisory and Management Agreement for ClearBridge Value Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Capital Management Value Trust, Inc. (20) and the Amended Appendix A to the Investment Advisory and Management Agreement of Legg Mason Capital Management Value Trust, Inc. (21)

(xxi)	The form of Sub-Administration Agreement for ClearBridge Value Trust is substantially identical to the Sub-Administration Agreement of Legg Mason Capital Management Value Trust, Inc. (22)

(xxii)	The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for ClearBridge Global Growth Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Growth Trust, Inc. (25)

(xxiii)	The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for ClearBridge Special Investment Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Special Investment Trust, Inc. (27)

(xxiv)	The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for ClearBridge Value Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Value Trust, Inc. (28)

(xxv)	The form of Inter-Affiliate Transfer Agreement (LMFA to LMPFA) for ClearBridge Global Growth Trust, ClearBridge Special Investment Trust, and ClearBridge Value Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Growth Trust, Inc., Legg Mason Capital Management Special Investment Trust, Inc., and Legg Mason Capital Management Value Trust, Inc. (26)

(xxvi)	The form of Investment Advisory and Management Agreement for QS Batterymarch International Equity Fund is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Global Trust, Inc. on behalf of Legg Mason Batterymarch International Equity Trust (30)

(xxvii)	The form of Investment Advisory and Management Agreement for QS Batterymarch Emerging Markets Fund is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Global Trust, Inc. on behalf of Legg Mason Batterymarch Emerging Markets Trust (31)

(xxviii)	The form of Investment Advisory and Management Agreement for QS Batterymarch U.S. Small Capitalization Equity Fund is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (1)

(xxix)	The form of Investment Advisory and Management Agreement for Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason BW Global Opportunities Bond Fund (8)

(xxx)	The form of Inter-Affiliate Transfer Agreement – Management Agreement (LMFA to LMPFA) for QS Batterymarch International Equity Fund, QS Batterymarch Emerging Markets Fund, QS Batterymarch U.S. Small Capitalization Equity Fund and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Inter-Affiliate Transfer Agreement – Management Agreement (LMFA to LMPFA) of Legg Mason Global Trust, Inc. (on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust) and Legg Mason Charles Street Trust, Inc. (on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund) (33)

(xxxi)	The form of Inter-Affiliate Transfer Agreement – Investment Advisory Agreement (LMFA to LMPFA) for QS Batterymarch International Equity Fund, QS Batterymarch Emerging Markets Fund, QS Batterymarch U.S. Small Capitalization Equity Fund and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Inter-Affiliate Transfer Agreement – Investment Advisory Agreement (LMFA to LMPFA) of Legg Mason Global Trust, Inc. (on behalf of QS Batterymarch International Equity Fund and QS Batterymarch Emerging Markets Fund) and Legg Mason Charles Street Trust, Inc. (on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund) (33)

(xxxii)	Management Agreement – Legg Mason BW Global High Yield Fund (35)

(xxxiii)	Subadvisory Agreement – Legg Mason BW Global High Yield Fund (35)

(xxxiv)	Management Agreement – Legg Mason BW Alternative Credit Fund (39)

(xxxv)	Subadvisory Agreement – Legg Mason BW Alternative Credit Fund (39)

(xxxvi)	Management Agreement – Miller Income Opportunity Trust (42)

(xxxvii)	Subadvisory Agreement – Miller Income Opportunity Trust (42)

(xxxviii)	Form of Management Agreement – Legg Mason BW Dynamic Large Cap Value Fund (43)

(xxxix)	Form of Subadvisory Agreement – Legg Mason BW Dynamic Large Cap Value Fund (43)

(e)	(i)	Distribution Agreement – all funds except ClearBridge Global Growth Trust, ClearBridge Special Investment Trust, Legg Mason Capital Management Value Trust, QS Batterymarch International Equity Fund, QS Batterymarch Emerging Markets Fund, QS Batterymarch U.S. Small Capitalization Equity Fund and Legg Mason BW Global Opportunities Bond Fund (11)

	(ii)	Amended Appendix A to the Distribution Agreement – all funds except ClearBridge Global Growth Trust, ClearBridge Special Investment Trust, ClearBridge Value Trust, QS Batterymarch International Equity Fund, QS Batterymarch Emerging Markets Fund, QS Batterymarch U.S. Small Capitalization Equity Fund and Legg Mason BW Global Opportunities Bond Fund (43)

	(iii)	The form of Distribution Agreement for ClearBridge Global Growth Trust is substantially identical to the Distribution Agreement of Legg Mason Capital Management Growth Trust, Inc. (23) and the Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Capital Management Growth Trust, Inc. (23)

	(iv)	The form of Distribution Agreement for ClearBridge Special Investment Trust is substantially identical to the Distribution Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (24) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Capital Management Special Investment Trust, Inc. (24)

	(v)	The form of Distribution Agreement for ClearBridge Value Trust is substantially identical to the Distribution Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (22) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Capital Management Special Investment Trust, Inc. (22)

	(vi)	Anti-Money Laundering Delegation Agreement (11)

	(vii)	Amended Attachment A to the Anti-Money Laundering Delegation Agreement (43)

	(viii)	Form of Dealer Agreement (3)

	(ix)	The form of Distribution Agreement for QS Batterymarch International Equity Fund and QS Batterymarch Emerging Markets Fund is substantially identical to the Distribution Agreement of Legg Mason Global Trust, Inc., on behalf of QS Batterymarch International Equity Fund and QS Batterymarch Emerging Markets Fund (23) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (32)

	(x)	The form of Distribution Agreement for QS Batterymarch U.S. Small Capitalization Equity Fund and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Distribution Agreement of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (4) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (4)

(f)	Bonus, profit sharing or pension plans — none

(g)	(i)	Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated October 5, 2012 (36)

	(ii)	Amended Exhibit A to the Custodian Services Agreement (43)

	(iii)	Fund Accounting Services Agreement with State Street dated as of October 5, 2012 (36)

	(iv)	Amended Exhibit A to the Fund Accounting Services Agreement (43)

(h)	(i)	Transfer Agency and Services Agreement (7)

	(ii)	Amended Schedule A to the Transfer Agency and Services Agreement (40)

	(iii)	Board Resolutions regarding expense limitation arrangements for all funds and classes except for Legg Mason BW Classic Large Cap Value Fund, Legg Mason BW Alternative Credit Fund and Miller Income Opportunity Trust (41)

	(iv)	Board Resolutions regarding expense limitation arrangements with respect to Class A, Class C, Class FI, Class R, Class I and Class IS shares for Legg Mason BW Alternative Credit Fund. (39)

	(v)	Board Resolutions regarding expense limitation arrangements with respect to Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS Shares for Miller Income Opportunity Trust (42)

(i)	Opinion and consent of counsel for Legg Mason BW Dynamic Large Cap Value Fund – to be filed by subsequent amendment

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment

(k)	Financial statements omitted from Item 27 – not applicable

(l)	Agreement for providing initial capital (11)

(m)	(i)	Shareholder Services and Distribution Plan (38)

	(ii)	Amended Appendix A to the Shareholder Services and Distribution Plan (43)

(n)	Multiple Class Plan pursuant to Rule 18f-3 (34)

(o)	Reserved.

(p)	Code of Ethics for the funds, their investment advisers, and their principal underwriter

	(i)	Legg Mason & Co., LLC (16)

	(ii)	Batterymarch Financial Management, Inc. (4)

	(iii)	Brandywine Global Investment Management, LLC (40)

	(iv)	ClearBridge Investments, LLC (9)

	(v)	Legg Mason Capital Management, LLC (5)

	(vi)	Western Asset Management Company, Western Asset Management Company Limited in London, and Western Asset Management Company Ltd. in Japan (41)

	(vii)	Legg Mason Capital Management, LLC (24)

	(viii)	LMM LLC (40)

	(ix)	Legg Mason Investment Counsel & Trust Company, N.A. (41)

(1)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 23, 2002.
(2)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed February 28, 2006.
(3)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Growth Trust, Inc., SEC File No. 33-89090, filed April 27, 2006.
(4)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 27, 2007.
(5)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Value Trust, Inc., SEC File No. 2-75766, filed July 27, 2007.
(6)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 116 to the Registration Statement of Legg Mason Partners Income Trust, SEC File No. 2-96408, filed September 12, 2008.
(7)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Western Asset Funds, Inc., SEC File No. 33-34929, filed April 27, 2009.
(8)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 26, 2009.
(9)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 148 to the Registration Statement of Legg Mason Partners Equity Trust, SEC File No. 33-43446, filed August 26, 2009.

(10)	Incorporated herein by reference to the corresponding exhibit of the initial Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed October 13, 2009.
(11)	Incorporated herein by reference to the corresponding exhibit of Pre-Effective Amendment No. 1 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed November 30, 2009.
(12)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 26, 2010.
(13)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed August 20, 2010.
(14)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 13 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 25, 2011.
(15)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 20 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed June 10, 2011.
(16)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Tax-Free Income Fund, SEC File No. 033-37971, filed July 26, 2011.
(17)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 12 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on March 18, 2002.
(18)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed May 10, 2001.
(19)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 2, 2001.
(20)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed May 10, 2001.
(21)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 27, 2007.
(22)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 32 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 2, 2001.
(23)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 25 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on April 27, 2007.
(24)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 35 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 27, 2007.
(25)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on March 2, 1999.

(26)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 48 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed February 26, 2010.
(27)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 29, 2005.
(28)	Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 29, 2005.
(29)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed December 13, 2011.
(30)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed August 31, 1995.
(31)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed November 18, 1996.
(32)	Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 34 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 27, 2007.
(33)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Charles Street Trust, Inc. SEC File No. 333-44423, filed February 26, 2010.
(34)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 45 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed August 16, 2012.
(35)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 48 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed September 26, 2012.
(36)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 54 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed January 25, 2013.
(37)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 62 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed August 9, 2013.
(38)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 64 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed October 8, 2013.
(39)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 66 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed November 25, 2013.
(40)	Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 68 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed December 13, 2013.
(41)	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 70 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed January 24, 2014.
(42)	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 74 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 26, 2014.

(43) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 81 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed August 6, 2014.

Item 29.	Persons Controlled by or under Common Control with Registrant - None

Item 30.	Indemnification

Article 9 of the Registrant’s Amended and Restated Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former trustee, officer or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•	to the extent that it is proved that the person actually received an improper benefit or profit in money, property or services, or

•	to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust provides that, subject to certain exceptions and limitations expressed in the Declaration of Trust, each current and former trustee, officer or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim in which he becomes involved as a party or otherwise by virtue of his being (or having served) in such position and against amounts paid or incurred by him in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to a Covered Person to the extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth the provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In Section 10 of the Distribution Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor, its officers, directors and employees and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors and employees or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect the Distributor or such other parties who would otherwise be subject, by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

In addition, to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Insofar as indemnification for liabilities arising under the Securities Act may be provided to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant’s Management and Subadvisory Agreements provide that the manager or subadvisor (including the manager or subadvisor’s affiliates performing services for the Registrant or the fund, and the partners, shareholders, directors, officers and employees of the manager or subadvisor and such affiliates), as applicable, assumes no responsibility under the agreements other than to render the services called for under the agreements in good faith. The Management and Subadvisory Agreements further provide that the manager or the subadvisor, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the agreements protects the manager or the subadvisor, as applicable, against any liability to the fund to which the manager or subadvisor, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the agreements.

Item 31.	Business and Other Connections of Investment Adviser

(a) Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMPFA have been engaged as director, officer, employee, partner, or trustee.

Ted P. Becker	CCO, LMPFA
Vice President, Legg Mason, Inc.

Kenneth D. Fuller	Chairman, President and CEO, LMPFA
President and CEO, SBFM

Thomas C. Mandia	Secretary, LMPFA
Secretary, SBFM

Thomas C. Merchant	Vice President and Assistant Secretary, LMPFA
Secretary, Brandywine
Secretary, ClearBridge
Secretary, LMIC
Vice President and Secretary, NS
Exec Vice President, General Counsel and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC

Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties

Peter H. Nachtwey	Manager, LMPFA
Director and President, The Baltimore Co.
Director, Batterymarch
Director and President, BMML
Manager, Brandywine
Manager, Clear Inv
Director, Clear Asset
Manager, GCIM
Manager and President, GS
Manager and President, LeggCo
Manager, ClearBridge
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFC
Manager, LMGAA
Sr. EVP and CFO, Legg Mason Inc
Chairman, LMPAC
Manager, LMIH
Manager, LMIH Chile
Manager, LMIC
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Manager, Royce
Manager, SBFM

(b) Legg Mason Global Asset Allocation, LLC (“LMGAA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMGAA have been engaged as director, officer, employee, partner, or trustee.

Peter H. Nachtwey	Manager, LMGAA

Director and President, The Baltimore Co.
Director, Batterymarch
Director and President, BMML
Manager, Brandywine
Manager, Clear Inv
Director, Clear Asset
Manager, GCIM
Manager and President, GS
Manager and President, LeggCo
Manager, ClearBridge
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFC
Manager, LMPFA
Sr. EVP and CFO, Legg Mason Inc
Chairman, LMPAC
Manager, LMIH
Manager, LMIH Chile
Manager, LMIC
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Manager, Royce
Manager, SBFM

(c) Batterymarch Financial Management, Inc. (“Batterymarch”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

Peter H. Nachtwey	Manager, LMGAA

Director and President, The Baltimore Co.
Director, Batterymarch
Director and President, BMML
Manager, Brandywine
Manager, Clear Inv
Director, Clear Asset
Manager, GCIM
Manager and President, GS
Manager and President, LeggCo
Manager, ClearBridge
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFC
Manager, LMPFA
Sr. EVP and CFO, Legg Mason Inc
Chairman, LMPAC
Manager, LMIH
Manager, LMIH Chile
Manager, LMIC
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Manager, Royce
Manager, SBFM

(d) Brandywine Global Investment Management, LLC (“Brandywine”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Brandywine have been engaged as director, officer, employee, partner, or trustee.

Thomas C. Merchant	Secretary, Brandywine
Vice President and Assistant Secretary, LMPFA
Secretary, ClearBridge
Secretary, LMIC
Vice President and Secretary, NS
Exec Vice President, General Counsel and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP

Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties

Peter H. Nachtwey	Manager, LMGAA
Director and President, The Baltimore Co.
Director, Batterymarch
Director and President, BMML
Manager, Brandywine
Manager, Clear Inv
Director, Clear Asset
Manager, GCIM
Manager and President, GS
Manager and President, LeggCo
Manager, ClearBridge
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFC
Manager, LMPFA
Sr. EVP and CFO, Legg Mason Inc.
Chairman, LMPAC
Manager, LMIH
Manager, LMIH Chile
Manager, LMIC
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Manager, Royce
Manager, SBFM

(e) ClearBridge Investments, LLC (“Clear Inv”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Clear Inv have been engaged as director, officer, employee, partner, or trustee.

Peter H. Nachtwey	Manager, LMGAA
Director and President, The Baltimore Co.
Director, Batterymarch
Director and President, BMML
Manager, Brandywine
Manager, Clear Inv
Director, Clear Asset
Manager, GCIM
Manager and President, GS
Manager and President, LeggCo
Manager, ClearBridge
Vice President and Treasurer, LMCF
Director and President, LMCRES

Director, LMFC
Manager, LMPFA
Sr. EVP and CFO, Legg Mason Inc
Chairman, LMPAC
Manager, LMIH
Manager, LMIH Chile
Manager, LMIC
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Manager, Royce
Manager, SBFM

Jeffrey A. Nattans	Manager, Clear Inv
Manager, ClearBridge
Manager, LMIC
Director, NS
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(f) ClearBridge, LLC (“ClearBridge”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of ClearBridge have been engaged as director, officer, employee, partner, or trustee.

Thomas C. Merchant	Secretary, ClearBridge
Vice President and Assistant Secretary, LMPFA
Secretary, Brandywine
Secretary, LMIC
Vice President and Secretary, NS
Exec Vice President, General Counsel and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC

Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties

Peter H. Nachtwey	Manager, ClearBridge
Director, Batterymarch
Director and President, The Baltimore Co.
Director and President, BMML
Manager, Brandywine
Manager, Clear Inv
Director, Clear Asset
Manager, GCIM
Manager and President, GS
Manager and President, LeggCo
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFC
Manager, LMGAA
Manager, LMPFA
Sr. EVP and CFO, Legg Mason Inc
Chairman, LMPAC
Manager, LMIH
Manager, LMIH Chile
Manager, LMIC
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Manager, Royce
Manager, SBFM

Jeffrey A. Nattans	Manager, ClearBridge
Manager, Clear Inv
Manager, LMIC
Director, NS
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Manager, Royce
Director, WAM
Director, WAMCL

Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(g) Western Asset Management Company (“WAM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Jeffrey A. Nattans	Manager, ClearBridge
Manager, Clear Inv
Manager, LMIC
Director, NS
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(h) Western Asset Management Company Limited in London (“WAMCL”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAMCL have been engaged as director, officer, employee, partner or trustee.

Jeffrey A. Nattans	Manager, ClearBridge
Manager, Clear Inv
Manager, LMIC
Director, NS
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(i) Western Asset Management Company Ltd. in Japan (“WAM Tokyo”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM Tokyo have been engaged as director, officer, employee, partner or trustee.

Jeffrey A. Nattans	Manager, ClearBridge
Manager, Clear Inv
Manager, LMIC
Director, NS
Manager, Clear Asset
Manager, GCIM

Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(j) LMM LLC (“LMM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMM have been engaged as director, officer, employee, partner, or trustee.

William H. Miller III	Managing Member, LMM

Addresses for Item 31:

3040692 Nova Scotia Company (“NS”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

The Baltimore Company (“The Baltimore Co”)

100 International Drive

Baltimore, MD 21202

QS Batterymarch Financial Management, Inc. (“Batterymarch”)

200 Clarendon Street

Boston, MA 02116

BMML, Inc. (“BMML”)

100 International Drive

Baltimore, MD 21202

Brandywine Global Investment Management, LLC (“Brandywine”)

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Brandywine Global Investment Management (“BGIM”)

Level 9, Leaf B, Tower 42

25 Old Broad Street

London, England EC2N 1HQ

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)

36 Robinson House, #18

City House

Singapore

BRE Group, Inc. (“BRE”)

36 East Fourth Street

Cincinnati, OH 45202

Clearbridge Investments, LLC (“Clear Inv”)

620 Eight Avenue

New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)

620 Eight Avenue

New York, NY 10018

Esemplia Emerging Markets, LLC (“Esemplia”)

10 Exchange Square, 9th Floor

Primrose Street

London, England EC2A 2EN

Fairfield Group, Inc. (“FG”)

200 Gibraltor Road

Horsham, PA 19044

Gray Seifert & Co (“GS”)

100 International Drive

Baltimore, MD 21202

Global Currents Investment Management, LLC (“GCIM”)

100 International Drive

Baltimore, MD 21202

ClearBridge, LLC (“ClearBridge”)

100 International Drive

Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

Legg Mason Charitable Foundation, Inc. (“LMCF”)

100 International Drive

Baltimore, MD 21202

Legg Mason Funding, Corp. (“LMFC”)

100 International Drive

Baltimore, MD 21202

QS Legg Mason Global Asset Allocation, LLC (“LMGAA”)

620 8th Ave., 49th Floor

New York, NY 10018

Legg Mason, Inc.

100 International Drive

Baltimore, MD 21202

Legg Mason & Co. LLC (“LeggCo”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings II, LLC (“LMIH II”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings (Chile), LLC (“LMIH Chile”)

El Regidor No 66

Piso 10

Las Condes, Santiago

Chile

Legg Mason Investment Counsel, LLC (“LMIC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investor Services, LLC “(LMIS”)

100 International Drive

Baltimore, MD 21202

Legg Mason Marketing Co, LLC (“LM Marketing”)

100 International Drive

Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

620 8th Ave., 49th Floor

New York, NY 10018

Legg Mason Political Action Committee (“LMPAC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Properties, Inc. (“LM Properties”)

5955 Carnegie Boulevard

Suite 200

Charlotte, NC 28209

Legg Mason Real Estate Capital, Inc. (“LMREC”)

10880 Wilshire Blvd., Suite 1750

Los Angeles, CA 90024

Legg Mason Real Estate Capital II, Inc. (“LMREC II”)

10880 Wilshire Blvd., Suite 1750

Los Angeles, CA 90024

Legg Mason Real Estate Investors, Inc. (“LMREI”)

100 International Drive

Baltimore, MD 21202

Legg Mason Commercial Real Estate Services, Inc. (“LMCRES”)

100 International Drive

Baltimore, MD 21203

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)

100 International Drive

Baltimore, MD 21202

Legg Mason Technology Services, Inc. (“LMTS”)

100 International Drive

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investment Counsel & Trust Company, N.A. (“LMIC”)

100 International Drive

Baltimore, MD 21202

LM BAM, Inc. (“LM BAM”)

46 Public Square, Suite 700

Wilkes Barre, PA 18701

LM Capital Company (“LMCC”)

100 International Drive

Baltimore, MD 21202

LM Capital Support I (“LMCS I”)

100 International Drive

Baltimore, MD 21202

LM Capital Support II (“LMCS II”)

100 International Drive

Baltimore, MD 21202

LM Capital Support III (“LMCS III”)

100 International Drive

Baltimore, MD 21202

LM Capital Support IV (“LMCS IV”)

100 International Drive

Baltimore, MD 21202

LM Capital Support V (“LMCS V”)

100 International Drive

Baltimore, MD 21202

LM Holdings, Limited (“LM Holdings”)

155 Bishopsgate

London EC2M 3TY

England

LMM LLC (“LMM”)

100 International Drive

Baltimore, MD 21202

LMRC II, Inc. (“LMRC II”)

100 International Drive

Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)

100 International Drive

Baltimore, MD 21202

Permal Asset Management, Inc. (“Permal”)

900 Third Ave. 28th Floor

New York, NY 10022

Royce & Associates, LLC (“Royce”)

1414 Avenue of the Americas

New York, NY 10019

Smith Barney Fund Management (“SBFM”)

100 First Stamford Place

Stamford, CT 06902

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited (“WAMCL”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Ltd (“WAM Tokyo”)

Ote Center Building

1-1-3 Otemachi Chiyoda-ku

Tokyo 100-0004

Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)

Level 13

120 Collins Street

GPO Box 507

Melbourne Victoria 3000

Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Pte, Ltd (“WAM Singapore”)

1 George Street, #23-01

Singapore 049145

Item 32.	Principal Underwriters

(a) Legg Mason Investor Services, LLC (“LMIS”), the Registrant’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Legg Mason Tax-Free Income Fund; Western Asset Funds, Inc.; Legg Mason Partners Premium Money Market Trust; Legg Mason Partners Institutional Trust; Legg Mason Partners Money Market Trust; Legg Mason Partners Equity Trust; Legg Mason Partners Variable Equity Trust; Legg Mason Partners Variable Income Trust; Legg Mason Partners Income Trust; Legg Mason Global Asset Management Variable Trust; and Legg Mason Investment Trust.

(b) The following table sets forth information concerning each director and officer of the Registrant’s principal underwriter, LMIS.

Name and Principal Business Address*	Position and Offices with Underwriter – LMIS	Positions and Offices with Registrant

Frances Cashman	Co-Managing Director	None

Jeffrey Masom	Co-Managing Director	None

Matthew Schiffman	Co-Managing Director	None
100 First Stamford
Pl.Stamford, CT 06902

Dionne Spencer	Chief Financial Officer, Treasurer	None
and Financial Reporting Officer

Kenneth D. Cieprisz	Vice President and Chief	None
620 8th Avenue, 49th Floor	Compliance Officer
New York, NY 10018

Vicki Schmelzer	Secretary	None

Susan Kerr	AML Compliance Officer	None
620 8th Avenue, 49th Floor
New York, NY 10018

*	All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 33.	Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained in the physical possession of:

With respect to the Registrant:

(1)	Legg Mason Global Asset Management Trust

100 International Drive

Baltimore, MD 21202

With respect to the Registrant’s Investment Managers:

(2)	Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, NY 10018

(3)	Brandywine Global Investment Management, LLC

2929 Arch Street

Philadelphia, PA 19104

(4)	LMM LLC

100 International Drive

Baltimore, MD 21202

(5)	QS Batterymarch Financial Management, Inc.

200 Clarendon Street

Boston, MA 02116

(6)	Clearbridge Investments, LLC

620 Eight Avenue

New York, NY 10018

(7)	Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

(8)	Western Asset Management Company Limited

10 Exchange Square

Primrose Street

London EC2A 2EN

England

(9)	Western Asset Management Company Ltd

Ote Center Building

1-1-3 Otemachi Chiyoda-ku

Tokyo 100-0004

Japan

(10)	ClearBridge, LLC

100 International Drive

Baltimore, MD 21202

With respect to the Registrant’s Custodian:

(11)	State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agents:

(12)	Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

(13)	Bank of New York Mellon

301 Bellvue Parkway

Wilmington, DE 19809

With respect to the Registrant’s Distributor:

(14)	Legg Mason Investor Services, LLC

100 International Drive

Baltimore, MD 21202

Item 34.	Management Services - None

Item 35.	Undertakings - None

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Global Asset Management Trust, hereby certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 82 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 82 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 16th day of October, 2014.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated below on October 16, 2014:

Signature	Title

/s/ Jennifer W. Murphy*	Chair and Trustee
Jennifer W. Murphy

/s/ Kenneth D. Fuller	President (Principal Executive
Kenneth D. Fuller	Officer), Chief Executive Officer and Trustee

/s/ Ruby P. Hearn*	Trustee
Ruby P. Hearn

/s/ Arnold L. Lehman*	Trustee
Arnold L. Lehman

/s/ Robin J.W. Masters*	Trustee
Robin J.W. Masters

/s/ Jill E. McGovern*	Trustee
Jill E. McGovern

/s/ Arthur S. Mehlman*	Trustee
Arthur S. Mehlman

/s/ G. Peter O’Brien*	Trustee
G. Peter O’Brien

/s/ S. Ford Rowan*	Trustee
S. Ford Rowan

/s/ Robert M. Tarola*	Trustee
Robert M. Tarola

/s/ Richard F. Sennett	Principal Financial and
Richard F. Sennett	Accounting Officer

* By:	/s/ Richard F. Sennett
Richard F. Sennett

Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

I, the undersigned Trustee of one or more of the following investment companies (as set forth in the companies’ Registration Statements on Form N-1A):

LEGG MASON TAX-FREE INCOME FUND (033-37971; 811-06223)

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST (333-162441; 811-22338)

LEGG MASON INVESTMENT TRUST (333-179640; 811-22670)

LEGG MASON GLOBAL ASSET MANAGEMENT VARIABLE TRUST (333-192838; 811-22910)

plus any other investment company for which Legg Mason Partners Fund Advisor, LLC or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Trustee hereby severally constitute and appoint each of KENNETH D. FULLER, RICHARD SENNETT, CHRISTOPHER BERARDUCCI, ROBERT I. FRENKEL, RICHARD WACHTERMAN, THOMAS C. MANDIA, MARC A. DE OLIVERIA, MICHAEL KOCUR, ROSEMARY D. EMMENS, YI CHIA RACHEL KUO, ARTHUR C. DELIBERT and NDENISARYA M. BREGASI my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

Any subsequently executed power of attorney that grants powers unrelated to the powers granted herein will not revoke nor supersede this power of attorney unless such subsequent power of attorney expressly states otherwise.

WITNESS my hand on the date set forth below at Baltimore, Maryland.

SIGNATURE	DATE

/s/ Jennifer W. Murphy	February 21, 2014
Jennifer W. Murphy

/s/ Kenneth D. Fuller	February 21, 2014
Kenneth D. Fuller

/s/ Ruby P. Hearn	February 14, 2014
Ruby P. Hearn

/s/ Arnold L. Lehman	February 13, 2014
Arnold L. Lehman

/s/ Robin J.W. Masters	February 13, 2014
Robin J.W. Masters

/s/ Jill E. McGovern	February 16, 2014
Jill E. McGovern

/s/ Arthur S. Mehlman	February 21, 2014
Arthur S. Mehlman

/s/ G. Peter O’Brien	February 21, 2014
G. Peter O’Brien

/s/ S. Ford Rowan	February 18, 2014
S. Ford Rowan

/s/ Robert M. Tarola	February 21, 2014
Robert M. Tarola